Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class I
Account Value [Line Items]
Account Value	$ 42,335,946	$ 36,659,008	$ 29,786,213	$ 31,862,914	$ 31,185,403	$ 29,496,036	$ 28,673,334	$ 26,695,896	$ 28,057,455	$ 26,266,157	$ 25,000,000
Class M
Account Value [Line Items]
Account Value	835,186	724,602	588,737	630,377	618,582	585,356	569,519	531,119	559,116	524,509	500,000
Class I
Account Value [Line Items]
Account Value	753,240	713,939	567,464	576,722	521,500
Class J
Account Value [Line Items]
Account Value	$ 743,805	706,672	563,461	574,377	521,000
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Account Value	$ 29,553,173	28,042,698	26,764,951	26,558,179	26,543,498	26,302,470	25,684,767	25,261,328	25,080,548	25,004,060	25,000,000
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Account Value	$ 591,063	560,854	535,299	531,164	530,870	$ 526,049	$ 513,695	$ 505,227	$ 501,611	$ 500,081	$ 500,000
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Account Value	$ 557,051	528,580	504,495	500,598	500,321
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Total Return Index
Account Value	$ 557,051	$ 528,580	$ 504,495	$ 500,598	$ 500,321